Shareholder Report, Average Annual Return (Details)	12 Months Ended	44 Months Ended
	Jul. 31, 2025	Jul. 31, 2025
WealthTrust DBS Long Term Growth ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	20.63%	8.18%
S&P 500® Index
Average Annual Return [Line Items]
Average Annual Return, Percent	16.33%	10.89%